As filed with the Securities and Exchange Commission on June 5, 2013

Securities Act File No. 333-11283

Investment Company Act File Act No. 811-07797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 73	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 73

(Check appropriate box or boxes)

SUNAMERICA SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

Senior Vice President and General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (Date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (Date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box;

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and that this amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) and has duly caused this Post-Effective Amendment No. 73 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 5th day of June, 2013.

SUNAMERICA SERIES, INC.
(Registrant)

By:	/s/ John T. Genoy
John T. Genoy

Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLES	DATE

/s/ John T. Genoy
John T. Genoy	President (Principal Executive Officer)	June 5, 2013

/s/ Donna M. Handel
Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	June 5, 2013

*
Peter A. Harbeck	Trustee	June 5, 2013

*
Richard W. Grant	Trustee	June 5, 2013

*
Stephen J. Gutman	Trustee	June 5, 2013

*
William F. Devin	Trustee	June 5, 2013

*
Dr. Judith L. Craven	Trustee	June 5, 2013

*
William J. Shea	Trustee	June 5, 2013

*By:	/s/ John E. McLean
John E. McLean
Attorney-in-Fact

*    Pursuant to a power of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase